UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑08416
Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant’s telephone number, including area code: 800‑638‑8194
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Balanced Fund CLASS SC

Touchstone Balanced Fund CLASS I

Touchstone Bond Fund CLASS SC

Touchstone Bond Fund CLASS I

Touchstone Common Stock Fund CLASS SC

Touchstone Common Stock Fund CLASS I

Touchstone Small Company Fund CLASS I

Touchstone Balanced Fund CLASS SC ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class SC	$85	0.79%
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing investors with capital appreciation and current income by generally investing in a diversified portfolio comprising approximately 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund’s Class SC shares performance was 14.18% for the reporting period.
Over the past year, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting trade policy. However, economic growth remained strong, driven by robust consumer demand which, along with optimism around artificial intelligence, drove equity markets to all‑time highs and kept credit spreads at levels tight relative to history. Interest rates moved lower and the curve steepened over the past 12 months as investors adjusted their expectations for the Federal Reserve (Fed) policy and the Fed cut rates in the final three meetings of the year.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Allocation	Positive
The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.

Equity	Positive	Equities had a positive impact on relative performance as the allocation outperformed the Russell 1000® Index due to strong sector allocation.

Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation and interest rate management.

Equity Selection	Negative	The selection impact within equities was negative, largely due to underperformance within the Technology sector.
Equity markets retreated into bear market territory in April 2025 and the Fund used that opportunity to modestly increase the allocation to equities, which is primarily concentrated in US large cap securities. Thereafter, the Fund used periods of strong performance to trim equity exposure as valuations became stretched. The Fund’s fixed income allocation was overweight risk within Investment Grade Credit and Securitized and added an allocation to high yield corporates in April 2025 due to attractive relative value amid tariff uncertainty.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class SC1	14.18%	8.64%	9.81%

Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Russell 3000® Index	17.15%	13.15%	14.29%

60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	13.73%	8.18%	9.85%
1 The inception date was April 13, 2021. Performance information was calculated using the historical performance of Class I shares for the periods prior to April 13, 2021.
Past performance is not a good predictor of how the Fund will perform in the future. Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.
Key Fund Statistics

Fund net assets	$47,336,510

Total number of portfolio holdings	220

Total advisory fees paid	$261,483

Portfolio turnover rate	77%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Common Stocks	64.4%

Corporate Bonds	17.8%

U.S. Government Mortgage-Backed Obligations	6.1%

U.S. Treasury Obligations	4.3%

Non‑Agency Collateralized Mortgage Obligations	3.0%

Commercial Mortgage-Backed Securities	2.0%

Exchange-Traded Fund	0.9%

Sovereign Government Obligations	0.3%

Short-Term Investment Funds	2.6%

Other Assets/Liabilities (Net)	(1.4)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	28.1%

AA/Aa	24.9%

A/A	20.6%

BBB/Baa	23.4%

BB/Ba	3.0%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.

TVST-AR-BALS-2512	3

Touchstone Balanced Fund CLASS I ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$85	0.79%
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing investors with capital appreciation and current income by generally investing in a diversified portfolio comprising approximately 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund’s Class I shares performance was 14.16% for the reporting period.
Over the past year, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting trade policy. However, economic growth remained strong, driven by robust consumer demand which, along with optimism around artificial intelligence, drove equity markets to all‑time highs and kept credit spreads at levels tight relative to history. Interest rates moved lower and the curve steepened over the past 12 months as investors adjusted their expectations for the Federal Reserve (Fed) policy and the Fed cut rates in the final three meetings of the year.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Allocation	Positive
The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.

Equity	Positive	Equities had a positive impact on relative performance as the allocation outperformed the Russell 1000® Index due to strong sector allocation.

Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation and interest rate management.

Equity Selection	Negative	The selection impact within equities was negative, largely due to underperformance within the Technology sector.
Equity markets retreated into bear market territory in April 2025 and the Fund used that opportunity to modestly increase the allocation to equities, which is primarily concentrated in US large cap securities. Thereafter, the Fund used periods of strong performance to trim equity exposure as valuations became stretched. The Fund’s fixed income allocation was overweight risk within Investment Grade Credit and Securitized and added an allocation to high yield corporates in April 2025 due to attractive relative value amid tariff uncertainty.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class I	14.16%	8.64%	9.81%

Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Russell 3000® Index	17.15%	13.15%	14.29%

60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	13.73%	8.18%	9.85%
Past performance is not a good predictor of how the Fund will perform in the future. Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.
Key Fund Statistics

Fund net assets	$47,336,510

Total number of portfolio holdings	220

Total advisory fees paid	$261,483

Portfolio turnover rate	77%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Common Stocks	64.4%

Corporate Bonds	17.8%

U.S. Government Mortgage-Backed Obligations	6.1%

U.S. Treasury Obligations	4.3%

Non‑Agency Collateralized Mortgage Obligations	3.0%

Commercial Mortgage-Backed Securities	2.0%

Exchange-Traded Fund	0.9%

Sovereign Government Obligations	0.3%

Short-Term Investment Funds	2.6%

Other Assets/Liabilities (Net)	(1.4)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	28.1%

AA/Aa	24.9%

A/A	20.6%

BBB/Baa	23.4%

BB/Ba	3.0%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.

TVST‑AR‑BALI‑2512	2

Touchstone Bond Fund CLASS SC ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class SC	$94	0.91%
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. Under normal circumstances, the Fund invests at least 80% of its assets in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities (both U.S. Government and foreign sovereign debt) and corporate debt securities. The Fund primarily invests in investment-grade debt securities but may invest up to 30% of total assets in non‑investment‑grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization.
The Fund’s Class SC shares performance was 7.34% for the reporting period.
Over the past year, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting trade policy. Interest rates moved lower and the curve steepened over the reporting period as investors adjusted their expectations for the Federal Reserve (Fed) policy, and the Fed cut rates in the final three meetings of the year. Credit spreads were roughly unchanged over the period, but did briefly widen following tariff announcements (Liberation Day), and ended at levels tight relative to history.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Interest Rate Management	Positive	Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the past year. The aggregate impact from interest rate management contributed to performance.

Corporate Bond Sector	Positive	The Fund maintained an overweight allocation to investment grade corporates and added high yield corporates in April 2025 amid tariff volatility, both contributed to performance.

Investment Grade Corporate Bonds	Positive	Security selection within Investment Grade Corporates contributed to performance.

CMBS	Negative	Security selection within Securitized (CMBS) detracted.
In April 2025, the Fund increased its allocation to high yield corporates, amid volatility surrounding tariff announcements. The Fund also upgraded quality within investment grade corporates and securitized products amid historically tight spreads and unfavorable risk/reward.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class SC1	7.34%	-0.34%	1.90%

Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
1 The inception date was July 10, 2019. Performance information was calculated using the historical performance of Class I shares for the periods prior to July 10, 2019.
Past performance is not a good predictor of how the Fund will perform in the future. Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.
Key Fund Statistics

Fund net assets	$48,521,594

Total number of portfolio holdings	238

Total advisory fees paid	$186,273

Portfolio turnover rate	212%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	36.6%

U.S. Treasury Obligations	27.1%

U.S. Government Mortgage-Backed Obligations	9.3%

Commercial Mortgage-Backed Securities	7.7%

Non‑Agency Collateralized Mortgage Obligations	6.2%

Agency Collateralized Mortgage Obligations	3.7%

Asset-Backed Securities	3.1%

Exchange-Traded Fund	2.9%

Sovereign Government Obligations	0.4%

Short-Term Investment Funds	4.7%

Other Assets/Liabilities (Net)	(1.7)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	40.5%

AA/Aa	17.7%

A/A	14.4%

BBB/Baa	19.3%

BB/Ba	0.3%

B/B	1.0%

CCC	0.1%

Not Rated	6.7%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.

TVST-AR-BNDS-2512	2

Touchstone Bond Fund CLASS I ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$63	0.61%
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. Under normal circumstances, the Fund invests at least 80% of its assets in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities (both U.S. Government and foreign sovereign debt) and corporate debt securities. The Fund primarily invests in investment-grade debt securities but may invest up to 30% of total assets in non‑investment‑grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization.
The Fund’s Class I shares performance was 7.63% for the reporting period.
Over the past year, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting trade policy. Interest rates moved lower and the curve steepened over the reporting period as investors adjusted their expectations for the Federal Reserve (Fed) policy, and the Fed cut rates in the final three meetings of the year. Credit spreads were roughly unchanged over the period, but did briefly widen following tariff announcements (Liberation Day), and ended at levels tight relative to history.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Interest Rate Management	Positive	Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the past year. The aggregate impact from interest rate management contributed to performance.

Corporate Bond Sector	Positive	The Fund maintained an overweight allocation to investment grade corporates and added high yield corporates in April 2025 amid tariff volatility, both contributed to performance.

Investment Grade Corporate Bonds	Positive	Security selection within Investment Grade Corporates contributed to performance.

CMBS	Negative	Security selection within Securitized (CMBS) detracted.
In April 2025, the Fund increased its allocation to high yield corporates, amid volatility surrounding tariff announcements. The Fund also upgraded quality within investment grade corporates and securitized products amid historically tight spreads and unfavorable risk/reward.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class I	7.63%	-0.14%	2.13%

Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Past performance is not a good predictor of how the Fund will perform in the future. Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.
Key Fund Statistics

Fund net assets	$48,521,594

Total number of portfolio holdings	238

Total advisory fees paid	$186,273

Portfolio turnover rate	212%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	36.6%

U.S. Treasury Obligations	27.1%

U.S. Government Mortgage-Backed Obligations	9.3%

Commercial Mortgage-Backed Securities	7.7%

Non‑Agency Collateralized Mortgage Obligations	6.2%

Agency Collateralized Mortgage Obligations	3.7%

Asset-Backed Securities	3.1%

Exchange-Traded Fund	2.9%

Sovereign Government Obligations	0.4%

Short-Term Investment Funds	4.7%

Other Assets/Liabilities (Net)	(1.7)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	40.5%

AA/Aa	17.7%

A/A	14.4%

BBB/Baa	19.3%

BB/Ba	0.3%

B/B	1.0%

CCC	0.1%

Not Rated	6.7%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.

TVST-AR-BNDI-2512	2

Touchstone Common Stock Fund CLASS SC ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class SC	$100	0.92%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation. The Fund invests at least 80% of its assets in large capitalization equity securities. The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., seeks to invest in companies that are trading below what is believed to be the estimate of the companies’ intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place.
The Fund’s Class SC shares performance was 17.65% for the reporting period.
The U.S. equity market closed out 2025 with strong gains, completing a three-year run of double-digit returns. Volatility revolving around tariffs throughout the year alongside a record government shutdown late in the period were notable headwinds, but economic growth remained resilient amidst the Federal Reserve cutting rates three times and artificial intelligence (AI)-driven tech leadership boosting earnings.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

International stock performance	Positive
Although an overall small allocation within the portfolio, stocks of companies domiciled outside the U.S. were positive contributors to performance. Stocks such as Taiwan Semiconductor ADR (Taiwan), Medtronic, PLC (Ireland), and Alibaba ADR (Hong Kong) all significantly outperformed the portfolio’s U.S. – domiciled stocks.

Communication Services sector allocation	Positive	The largest strategy overweight, allocation to the sector was the highest contributor.

Moat	Positive	The overweight allocation to holdings with high barriers to entry was a large contributor to performance.

Information Technology (IT) sector stock performance	Negative	Stock selection within the sector was the largest detractor to performance. Salesforce, Workday, and Microsoft were the biggest detractors among the portfolio’s IT stock exposure.
The decrease in weight year to year in the Health Care sector relative to the Russell 1000® Index was the largest sector related change in the Fund during the period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class SC1	17.65%	13.58%	13.93%

Russell 3000® Index	17.15%	13.15%	14.29%

Russell 1000® Index	17.37%	13.59%	14.59%
1 The inception date was July 10, 2019. Performance information was calculated using the historical performance of Class I shares for the periods prior to July 10, 2019.
Past performance is not a good predictor of how the Fund will perform in the future. Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.
Key Fund Statistics

Fund net assets	$206,602,356

Total number of portfolio holdings	45

Total advisory fees paid	$1,008,928

Portfolio turnover rate	5%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	34.1%

Communication Services	17.0%

Financials	14.1%

Health Care	10.1%

Consumer Discretionary	9.1%

Industrials	6.9%

Consumer Staples	4.0%

Energy	2.3%

Real Estate	1.6%

Materials	0.7%

Short-Term Investment Fund	0.2%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.

TVST-AR-CMSS-2512	3

Touchstone Common Stock Fund CLASS I ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$80	0.73%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation. The Fund invests at least 80% of its assets in large capitalization equity securities. The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., seeks to invest in companies that are trading below what is believed to be the estimate of the companies’ intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place.
The Fund’s Class I shares performance was 17.83% for the reporting period.
The U.S. equity market closed out 2025 with strong gains, completing a three-year run of double-digit returns. Volatility revolving around tariffs throughout the year alongside a record government shutdown late in the period were notable headwinds, but economic growth remained resilient amidst the Federal Reserve cutting rates three times and artificial intelligence (AI)-driven tech leadership boosting earnings.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

International stock performance	Positive
Although an overall small allocation within the portfolio, stocks of companies domiciled outside the U.S. were positive contributors to performance. Stocks such as Taiwan Semiconductor ADR (Taiwan), Medtronic, PLC (Ireland), and Alibaba ADR (Hong Kong) all significantly outperformed the portfolio’s U.S. – domiciled stocks.

Communication Services sector allocation	Positive	The largest strategy overweight, allocation to the sector was the highest contributor.

Moat	Positive	The overweight allocation to holdings with high barriers to entry was a large contributor to performance.

Information Technology (IT) sector stock performance	Negative	Stock selection within the sector was the largest detractor to performance. Salesforce, Workday, and Microsoft were the biggest detractors among the portfolio’s IT stock exposure.
The decrease in weight year to year in the Health Care sector relative to the Russell 1000® Index was the largest sector related change in the Fund during the period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class I	17.83%	13.80%	14.20%

Russell 3000® Index	17.15%	13.15%	14.29%

Russell 1000® Index	17.37%	13.59%	14.59%
Past performance is not a good predictor of how the Fund will perform in the future. Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.
Key Fund Statistics

Fund net assets	$206,602,356

Total number of portfolio holdings	45

Total advisory fees paid	$1,008,928

Portfolio turnover rate	5%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	34.1%

Communication Services	17.0%

Financials	14.1%

Health Care	10.1%

Consumer Discretionary	9.1%

Industrials	6.9%

Consumer Staples	4.0%

Energy	2.3%

Real Estate	1.6%

Materials	0.7%

Short-Term Investment Fund	0.2%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.

TVST‑AR‑CMSI‑2512	2

Touchstone Small Company Fund CLASS I ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$80	0.76%
Management’s Discussion of Fund Performance
The Fund normally invests at least 80% of its assets in small-capitalization companies and seeks to provide investors with growth of capital by investing primarily in common stocks of small companies that the sub‑adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund’s Class I shares performance was 9.72% for the reporting period.
Small cap equity returns, measured by the Russell 2000® Index, was up 12.81% for the year ended December 31, 2025.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Industrials and Financials stocks	Positive	Stocks in the Industrials and Financials sectors were the top two contributors.

Health Care and Communication Services stocks	Negative	Stocks in the Health Care and Communication Services sectors were the top two detractors.

Consumer Staples and Health Care sectors	Positive	The Consumer Staples underweight allocation and Health Care overweight allocation were the top two contributors.

Materials and Consumer Discretionary sectors	Negative	The Materials underweight allocation and Consumer Discretionary overweight allocation were the top two detractors.
The portfolio purchased eleven new positions and exited seven positions. There were no material sector allocation changes over 3%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class I	9.72%	9.10%	11.37%

Russell 3000® Index	17.15%	13.15%	14.29%

Russell 2000® Index	12.81%	6.09%	9.62%
Past performance is not a good predictor of how the Fund will perform in the future. Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.
Key Fund Statistics

Fund net assets	$60,700,656

Total number of portfolio holdings	76

Total advisory fees paid	$295,887

Portfolio turnover rate	49%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Health Care	20.9%

Information Technology	20.5%

Industrials	17.2%

Consumer Discretionary	14.5%

Financials	9.6%

Energy	6.1%

Real Estate	6.0%

Communication Services	3.0%

Materials	2.1%

Short-Term Investment Funds	1.3%

Other Assets/Liabilities (Net)	(1.2)%

Total	100.0%
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.

TVST-AR-SMC-2512	2

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Ms. Karen Carnahan is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $84,990 and $80,300 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $15,680 and $14,520 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. The fees relate to the preparation of federal income and excise tax returns, review of capital gains distribution calculations and tax agent services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $6,389 and $6,517 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. The fees relate to the PFIC Analyzer, Rapid Security Analyzer and Global Withholding Tax Reporter subscriptions.

(e)(1)	The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant was $2,596,378 and $2,274,258 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(h)	The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

December 31, 2025
Annual Financial Statements
Touchstone Variable Series Trust
Touchstone Balanced Fund
Touchstone Bond Fund
Touchstone Common Stock Fund
Touchstone Small Company Fund

Page
Portfolios of Investments:
Touchstone Balanced Fund	3-6
Touchstone Bond Fund	7-10
Touchstone Common Stock Fund	11
Touchstone Small Company Fund	12-13
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16-17
Financial Highlights	18-19
Notes to Financial Statements	20-30
Report of Independent Registered Public Accounting Firm	31
Other Items (Unaudited)	32-35
This report identifies the Funds' investments on December 31, 2025. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Balanced Fund – December 31, 2025
Shares		Market Value
	Common Stocks — 64.4%
	Information Technology — 21.9%
8,461	Apple, Inc.	$ 2,300,207
1,952	Applied Materials, Inc.	501,645
5,768	Microsoft Corp.	2,789,520
10,758	NVIDIA Corp.	2,006,367
2,845	Oracle Corp.	554,519
2,427	Salesforce, Inc.	642,937
2,497	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	758,813
2,584	Texas Instruments, Inc.	448,298
1,655	Workday, Inc. - Class A*	355,461
		10,357,767
	Communication Services — 11.3%
8,330	Alphabet, Inc. - Class C	2,613,954
9,684	Comcast Corp. - Class A	289,455
3,001	Meta Platforms, Inc. - Class A	1,980,930
1,730	Netflix, Inc.*	162,205
2,504	Walt Disney Co. (The)	284,880
		5,331,424
	Financials — 9.2%
15,782	Bank of America Corp.	868,010
846	Berkshire Hathaway, Inc. - Class B*	425,242
7,025	Charles Schwab Corp. (The)	701,868
676	Goldman Sachs Group, Inc. (The)	594,204
963	LPL Financial Holdings, Inc.	343,955
287	Markel Group, Inc.*	616,949
2,268	Visa, Inc. - Class A	795,410
		4,345,638
	Health Care — 6.4%
2,566	Becton Dickinson & Co.	497,984
3,000	BioMarin Pharmaceutical, Inc.*	178,290
7,348	Bristol-Myers Squibb Co.	396,351
718	HCA Healthcare, Inc.	335,206
3,025	Johnson & Johnson	626,024
6,137	Medtronic PLC	589,520
1,304	UnitedHealth Group, Inc.	430,463
		3,053,838
	Consumer Discretionary — 5.9%
3,824	Airbnb, Inc. - Class A*	518,993
8,010	Amazon.com, Inc.*	1,848,868
3,870	Las Vegas Sands Corp.	251,898
1,984	Starbucks Corp.	167,073
		2,786,832
	Industrials — 4.5%
2,694	Boeing Co. (The)*	584,921
695	Deere & Co.	323,571
691	Hubbell, Inc.	306,880
4,766	SS&C Technologies Holdings, Inc.	416,644
3,096	Stanley Black & Decker, Inc.	229,971
3,060	Uber Technologies, Inc.*	250,033
		2,112,020
	Consumer Staples — 2.4%
1,646	Diageo PLC (United Kingdom) ADR	142,000
4,251	Monster Beverage Corp.*	325,924
4,287	Philip Morris International, Inc.	687,635
		1,155,559
	Energy — 1.4%
5,663	Exxon Mobil Corp.	681,485
Shares		Market Value
	Common Stocks — 64.4% (Continued)
	Real Estate — 1.0%
1,402	Jones Lang LaSalle, Inc.*	$ 471,731
	Materials — 0.4%
3,213	International Flavors & Fragrances, Inc.	216,524
	Total Common Stocks	$30,512,818
Principal Amount
	Corporate Bonds — 17.8%
	Financials — 4.3%
$ 85,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	82,435
93,000	American Express Co., 5.282%, 7/27/29	95,814
61,000	Bank of America Corp., 2.687%, 4/22/32	56,033
67,000	Bank of America Corp., 3.705%, 4/24/28	66,703
30,000	Bank of America Corp., 5.511%, 1/24/36	31,365
77,000	Bank of Montreal (Canada), 3.803%, 12/15/32	76,098
65,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	70,179
57,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	48,011
106,000	Citigroup, Inc., 4.542%, 9/19/30	106,921
49,000	Citigroup, Inc., 6.174%, 5/25/34	52,116
52,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.166%, 1/15/27(A)	51,494
100,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	91,266
45,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	44,765
39,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	39,106
104,000	JPMorgan Chase & Co., 2.956%, 5/13/31	98,191
82,000	JPMorgan Chase & Co., 3.509%, 1/23/29	81,239
70,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	73,404
52,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	51,052
63,000	Morgan Stanley, 2.484%, 9/16/36	55,465
89,000	Morgan Stanley, 3.950%, 4/23/27	88,946
61,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	60,916
93,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	72,486
85,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.624%, 6/1/28(A)	83,653
80,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	81,997
110,000	State Street Corp., (TSFR3M + 1.262%), 4.985%, 6/15/47(A)	98,281
117,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	80,520
151,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.783%, 5/15/27(A)	150,069
56,000	US Bancorp, 4.967%, 7/22/33	56,500
		2,045,025
	Consumer Discretionary — 2.2%
125,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	109,564
74,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	74,427
70,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	70,432
54,000	Ferguson Enterprises, Inc., 4.350%, 3/15/31	53,861
131,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	119,568
20,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	19,920
42,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	41,963
48,000	Home Depot, Inc. (The), 5.950%, 4/1/41	51,514
69,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	71,025
92,000	Lowe's Cos., Inc., 4.500%, 4/15/30	93,236
62,000	Mattel, Inc., 5.450%, 11/1/41	58,447
92,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	90,419
60,000	Polaris, Inc., 5.600%, 3/1/31	60,671

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 17.8% (Continued)
	Consumer Discretionary — 2.2% (Continued)
$ 49,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	$ 49,923
78,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	77,655
		1,042,625
	Consumer Staples — 2.1%
48,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	44,599
72,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	69,301
64,000	Cargill, Inc., 144a, 4.760%, 11/23/45	57,975
126,000	Coca-Cola Co. (The), 2.500%, 3/15/51	75,906
78,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	79,794
64,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	53,260
72,000	Global Payments, Inc., 5.200%, 11/15/32	72,110
52,000	Kroger Co. (The), 5.000%, 4/15/42	48,598
33,000	Mars, Inc., 144a, 3.600%, 4/1/34	30,490
72,000	Mars, Inc., 144a, 5.200%, 3/1/35	74,155
45,000	PepsiCo, Inc., 1.625%, 5/1/30	40,791
97,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	84,405
102,000	Philip Morris International, Inc., 5.375%, 2/15/33	106,838
53,000	Starbucks Corp., 3.350%, 3/12/50	36,297
57,000	Tyson Foods, Inc., 5.400%, 3/15/29	58,906
51,000	Walmart, Inc., 4.500%, 9/9/52	45,092
		978,517
	Industrials — 1.6%
82,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	76,108
68,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	72,045
80,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	59,967
72,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	74,579
66,000	Norfolk Southern Corp., 4.837%, 10/1/41	62,380
44,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	44,505
52,000	RTX Corp., 6.400%, 3/15/54	57,389
132,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.848%, 2/15/42(A)	118,954
80,000	Timken Co. (The), 4.500%, 12/15/28	80,641
72,000	United Parcel Service, Inc., 5.950%, 5/14/55	74,647
16,000	WestRock MWV LLC, 8.200%, 1/15/30	18,221
		739,436
	Energy — 1.6%
85,000	BP Capital Markets America, Inc., 4.970%, 10/17/29	87,524
71,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	65,497
30,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	29,244
87,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	94,789
71,000	HF Sinclair Corp., 5.000%, 2/1/28	71,014
78,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	78,148
79,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	91,902
73,000	Occidental Petroleum Corp., 7.950%, 6/15/39	85,848
86,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	76,216
65,000	Western Midstream Operating LP, 5.250%, 2/1/50	55,787
		735,969
	Communication Services — 1.4%
88,000	AT&T, Inc., 3.800%, 12/1/57	60,767
44,000	AT&T, Inc., 4.500%, 5/15/35	42,344
49,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	46,159
61,000	Comcast Corp., 4.000%, 3/1/48	46,032
80,000	Meta Platforms, Inc., 4.875%, 11/15/35	80,027
85,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	85,811
96,000	T-Mobile USA, Inc., 3.875%, 4/15/30	94,505
Principal Amount		MarketValue
	Corporate Bonds — 17.8% (Continued)
	Communication Services — 1.4% (Continued)
$ 35,000	T-Mobile USA, Inc., 5.750%, 1/15/54	$ 34,472
80,000	Verizon Communications, Inc., 2.987%, 10/30/56	47,822
30,000	Verizon Communications, Inc., 5.875%, 11/30/55	29,726
98,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	95,369
		663,034
	Health Care — 1.3%
69,000	AbbVie, Inc., 4.450%, 5/14/46	60,130
74,000	Amgen, Inc., 5.150%, 3/2/28	75,757
55,000	Becton Dickinson & Co., 4.685%, 12/15/44	48,851
70,000	CommonSpirit Health, 4.187%, 10/1/49	55,109
60,000	CVS Health Corp., 5.125%, 7/20/45	54,330
85,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	69,821
59,000	Elevance Health, Inc., 4.750%, 2/15/33	59,265
76,000	HCA, Inc., 5.500%, 3/1/32	79,314
59,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	59,536
87,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	72,645
		634,758
	Information Technology — 1.3%
87,000	Apple, Inc., 4.650%, 2/23/46	80,138
91,000	Broadcom, Inc., 3.419%, 4/15/33	84,451
104,000	Cisco Systems, Inc., 4.850%, 2/26/29	106,817
48,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	47,468
86,000	Marvell Technology, Inc., 2.950%, 4/15/31	79,739
41,000	Micron Technology, Inc., 2.703%, 4/15/32	36,826
113,000	Microsoft Corp., 2.525%, 6/1/50	69,354
46,000	Oracle Corp., 5.950%, 9/26/55	40,929
56,000	Texas Instruments, Inc., 5.100%, 5/23/35	57,721
		603,443
	Utilities — 1.1%
40,000	Calpine Corp., 144a, 5.000%, 2/1/31	40,627
115,000	CMS Energy Corp., 4.750%, 6/1/50	113,128
81,000	Duke Energy Progress LLC, 4.150%, 12/1/44	67,674
59,000	Edison International, 4.125%, 3/15/28	58,325
43,000	Georgia Power Co., 5.950%, 2/1/39	45,720
85,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	52,564
78,000	Oncor Electric Delivery Co. LLC, 144a, 5.800%, 4/1/55	78,755
73,000	PacifiCorp., 5.750%, 4/1/37	74,122
		530,915
	Real Estate — 0.7%
87,000	American Tower Corp. REIT, 5.900%, 11/15/33	93,081
82,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	83,219
77,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	74,978
56,000	Store Capital LLC REIT, 2.700%, 12/1/31	49,516
44,000	Store Capital LLC REIT, 4.625%, 3/15/29	43,856
		344,650
	Materials — 0.2%
38,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	39,228
68,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	58,185
		97,413
	Total Corporate Bonds	$8,415,785
	U.S. Government Mortgage-Backed Obligations — 6.1%
76,303	FHLMC, Pool #G05624, 4.500%, 9/1/39	77,144
50,994	FHLMC, Pool #Q29260, 4.000%, 10/1/44	49,617
254,925	FHLMC REMIC, Pool #QE9228, 4.500%, 9/1/52	250,561
182,845	FHLMC REMIC, Pool #QX4026, 5.500%, 1/1/55	186,692
129,123	FHLMC REMIC, Pool #RA7357, 4.500%, 7/1/52	126,976
136,279	FHLMC REMIC, Pool #RA7483, 4.000%, 6/1/52	130,265
126,945	FHLMC REMIC, Pool #SB0762, 2.500%, 4/1/37	120,225

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 6.1% (Continued)
$261,419	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	$ 257,978
230,640	FHLMC REMIC, Pool #SD1515, 4.500%, 8/1/52	227,995
226,875	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	229,359
233,044	FHLMC REMIC, Pool #SD1638, 5.000%, 9/1/52	234,126
304,808	FHLMC REMIC, Pool #SD8212, 2.500%, 5/1/52	259,644
149,778	FHLMC REMIC, Pool #SD8220, 3.000%, 6/1/52	133,006
26,252	FNMA, Pool #725423, 5.500%, 5/1/34	27,000
23,723	FNMA, Pool #725610, 5.500%, 7/1/34	24,339
5,936	FNMA, Pool #890310, 4.500%, 12/1/40	5,987
21,999	FNMA, Pool #AD9193, 5.000%, 9/1/40	22,648
201,428	FNMA, Pool #FA0499, 5.000%, 10/1/53	201,601
208,824	FNMA, Pool #FS2906, 5.000%, 9/1/52	209,511
140,222	FNMA, Pool #FS9194, 3.500%, 2/1/52	130,281
	Total U.S. Government Mortgage-Backed Obligations	$2,904,955
	U.S. Treasury Obligations — 4.3%
210,000	U.S. Treasury Bond, 4.625%, 11/15/45	205,964
665,556	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/55	632,816
30,000	U.S. Treasury Note, 3.750%, 4/15/28	30,162
560,000	U.S. Treasury Note, 4.000%, 5/31/30	567,591
24,000	U.S. Treasury Note, 4.000%, 11/15/35	23,707
551,000	U.S. Treasury Note, 4.250%, 8/15/35	556,166
	Total U.S. Treasury Obligations	$2,016,406
	Non-Agency Collateralized Mortgage Obligations — 3.0%
117,279	CIM Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 6/25/51(A)(B)	105,392
132,000	Flagstar Mortgage Trust, Ser 2021-4, Class A1, 144a, 2.500%, 6/1/51(A)(B)	110,814
64,470	Flagstar Mortgage Trust, Ser 2021-5INV, Class A16, 144a, 2.500%, 7/25/51(A)(B)	53,440
173,566	GS Mortgage-Backed Securities Trust, Ser 2021-PJ10, Class A8, 144a, 2.500%, 3/25/52(A)(B)	155,871
75,602	GS Mortgage-Backed Securities Trust, Ser 2021-PJ9, Class A8, 144a, 2.500%, 2/26/52(A)(B)	67,942
111,325	JP Morgan Mortgage Trust, Ser 2021-13, Class A4, 144a, 2.500%, 4/25/52(A)(B)	100,644
67,573	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(B)	61,462
125,300	New Residential Mortgage Loan Trust, Ser 2021-INV2, Class A7, 144a, 2.500%, 9/25/51(A)(B)	113,597
139,048	Provident Funding Mortgage Trust, Ser 2021-J1, Class A3, 144a, 2.500%, 10/25/51(A)(B)	124,630
131,932	PSMC Trust, Ser 2021-3, Class A3, 144a, 2.500%, 8/25/51(A)(B)	119,939
83,840	Rate Mortgage Trust, Ser 2021-HB1, Class A7, 144a, 2.500%, 12/25/51(A)(B)	74,989
136,128	Rate Mortgage Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 10/25/51(A)(B)	121,879
127,866	Rate Mortgage Trust, Ser 2022-J1, Class A9, 144a, 2.500%, 1/25/52(A)(B)	114,195
95,000	Towd Point Mortgage Trust, Ser 2020-4, Class A2, 144a, 2.500%, 10/25/60	78,324
	Total Non-Agency Collateralized Mortgage Obligations	$1,403,118
	Commercial Mortgage-Backed Securities — 2.0%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	55,092
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(A)(B)	250,631
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	237,354
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	167,841
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 2.0% (Continued)
$ 75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	$ 74,902
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	162,238
	Total Commercial Mortgage-Backed Securities	$948,058
Shares
Exchange-Traded Fund — 0.9%
11,938	iShares Broad USD High Yield Corporate Bond ETF†	446,421
Principal Amount
	Sovereign Government Obligations — 0.3%
$119,000	Peruvian Government International Bond, 2.780%, 12/1/60	64,450
61,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	58,418
	Total Sovereign Government Obligations	$122,868
Shares
	Short-Term Investment Funds — 2.6%
540,599	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	540,599
667,946	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	667,946
	Total Short-Term Investment Funds	$1,208,545
	Total Investment Securities—101.4% (Cost $32,786,049)	$47,978,974
	Liabilities in Excess of Other Assets — (1.4%)	(642,464)
	Net Assets — 100.0%	$47,336,510
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $446,384.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $3,384,299 or 7.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,512,818	$—	$—	$30,512,818
Corporate Bonds	—	8,415,785	—	8,415,785
U.S. Government Mortgage-Backed Obligations	—	2,904,955	—	2,904,955
U.S. Treasury Obligations	—	2,016,406	—	2,016,406
Non-Agency Collateralized Mortgage Obligations	—	1,403,118	—	1,403,118
Commercial Mortgage-Backed Securities	—	948,058	—	948,058
Exchange-Traded Fund	446,421	—	—	446,421
Sovereign Government Obligations	—	122,868	—	122,868
Short-Term Investment Funds	1,208,545	—	—	1,208,545
Total	$32,167,784	$15,811,190	$—	$47,978,974
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Bond Fund – December 31, 2025
Principal Amount		Market Value
	Corporate Bonds — 36.6%
	Financials — 9.0%
$ 136,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	$ 131,897
178,000	American Express Co., 5.282%, 7/27/29	183,385
101,000	Bank of America Corp., 2.687%, 4/22/32	92,776
126,000	Bank of America Corp., 3.705%, 4/24/28	125,441
39,000	Bank of America Corp., 5.511%, 1/24/36	40,775
168,000	Bank of Montreal (Canada), 3.803%, 12/15/32	166,031
154,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	166,270
187,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	170,140
89,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	74,965
189,000	Citigroup, Inc., 4.542%, 9/19/30	190,642
91,000	Citigroup, Inc., 6.174%, 5/25/34	96,787
155,000	Citizens Bank NA, 4.575%, 8/9/28	156,179
108,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.166%, 1/15/27(A)	106,948
177,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	161,540
92,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	91,519
92,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	92,251
129,000	JPMorgan Chase & Co., 2.956%, 5/13/31	121,795
168,000	JPMorgan Chase & Co., 3.509%, 1/23/29	166,442
41,000	JPMorgan Chase & Co., 4.946%, 10/22/35	41,494
129,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	135,272
94,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	92,287
188,000	Mastercard, Inc., 2.000%, 11/18/31	167,684
148,000	Morgan Stanley, 2.484%, 9/16/36	130,300
156,000	Morgan Stanley, 3.950%, 4/23/27	155,906
138,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	137,811
198,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	154,324
2,000	OneMain Finance Corp., 7.125%, 3/15/26	2,015
136,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.624%, 6/1/28(A)	133,844
152,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	155,795
17,000	SBL Holdings, Inc., 144a, 9.508%(B)	17,340
245,000	State Street Corp., (TSFR3M + 1.262%), 4.985%, 6/15/47(A)	218,898
194,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	133,511
260,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.783%, 5/15/27(A)	258,398
119,000	US Bancorp, 4.967%, 7/22/33	120,061
		4,390,723
	Consumer Discretionary — 4.6%
215,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	188,450
162,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	162,935
128,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	128,790
172,000	Ferguson Enterprises, Inc., 4.350%, 3/15/31	171,559
338,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	308,504
112,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	111,550
94,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	93,918
114,000	Home Depot, Inc. (The), 5.950%, 4/1/41	122,346
119,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	122,492
155,000	Lowe's Cos., Inc., 4.500%, 4/15/30	157,082
124,000	Mattel, Inc., 5.450%, 11/1/41	116,894
169,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	166,096
130,000	Polaris, Inc., 5.600%, 3/1/31	131,454
93,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	94,751
176,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	175,221
		2,252,042
Principal Amount		Market Value
	Corporate Bonds — 36.6% (Continued)
	Consumer Staples — 4.1%
$ 93,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46†	$ 86,410
152,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	150,384
138,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	132,827
116,000	Cargill, Inc., 144a, 4.760%, 11/23/45	105,081
225,000	Coca-Cola Co. (The), 2.500%, 3/15/51	135,546
184,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	188,232
118,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	98,198
156,000	Global Payments, Inc., 5.200%, 11/15/32	156,238
107,000	Kroger Co. (The), 5.000%, 4/15/42	100,000
35,000	Mars, Inc., 144a, 3.600%, 4/1/34	32,338
154,000	Mars, Inc., 144a, 5.200%, 3/1/35	158,609
220,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	191,433
188,000	Philip Morris International, Inc., 5.375%, 2/15/33	196,917
83,000	Starbucks Corp., 3.350%, 3/12/50	56,843
96,000	Tyson Foods, Inc., 5.400%, 3/15/29	99,211
99,000	Walmart, Inc., 4.500%, 9/9/52	87,531
		1,975,798
	Energy — 3.5%
135,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	132,309
165,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	152,213
52,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	50,689
229,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	249,502
128,000	HF Sinclair Corp., 5.000%, 2/1/28	128,025
174,891	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	153,372
198,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	198,375
148,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	172,171
125,000	Occidental Petroleum Corp., 7.950%, 6/15/39	147,000
206,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	182,565
151,000	Western Midstream Operating LP, 5.250%, 2/1/50	129,597
		1,695,818
	Industrials — 3.0%
136,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	126,228
142,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	150,447
179,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	134,177
111,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	114,977
122,000	Norfolk Southern Corp., 4.837%, 10/1/41	115,309
81,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	81,930
84,000	RTX Corp., 6.400%, 3/15/54	92,705
293,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.848%, 2/15/42(A)	264,041
145,000	Timken Co. (The), 4.500%, 12/15/28	146,161
160,000	United Parcel Service, Inc., 5.950%, 5/14/55	165,881
39,000	WestRock MWV LLC, 8.200%, 1/15/30	44,415
		1,436,271
	Health Care — 2.9%
142,000	AbbVie, Inc., 4.450%, 5/14/46	123,745
118,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	90,340
152,000	Amgen, Inc., 5.150%, 3/2/28	155,608
133,000	Becton Dickinson & Co., 4.685%, 12/15/44	118,129
132,000	CommonSpirit Health, 4.187%, 10/1/49	103,921
121,000	CVS Health Corp., 5.125%, 7/20/45	109,566
147,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	120,750
136,000	Elevance Health, Inc., 4.750%, 2/15/33	136,610
170,000	HCA, Inc., 5.500%, 3/1/32	177,414

Touchstone Bond Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 36.6% (Continued)
	Health Care — 2.9% (Continued)
$ 17,000	Tenet Healthcare Corp., 6.125%, 10/1/28	$ 17,077
113,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	114,026
156,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	130,261
		1,397,447
	Information Technology — 2.7%
170,000	Apple, Inc., 4.650%, 2/23/46	156,591
12,000	Broadcom, Inc., 3.419%, 4/15/33	11,136
217,000	Broadcom, Inc., 4.150%, 11/15/30	216,309
203,000	Cisco Systems, Inc., 4.850%, 2/26/29	208,498
112,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	110,759
182,000	Marvell Technology, Inc., 2.950%, 4/15/31	168,750
102,000	Micron Technology, Inc., 2.703%, 4/15/32	91,616
210,000	Microsoft Corp., 2.525%, 6/1/50	128,887
100,000	Oracle Corp., 5.950%, 9/26/55	88,976
126,000	Texas Instruments, Inc., 5.100%, 5/23/35	129,873
		1,311,395
	Communication Services — 2.6%
100,000	AT&T, Inc., 3.800%, 12/1/57	69,054
120,000	AT&T, Inc., 4.500%, 5/15/35	115,484
103,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	97,029
122,000	Comcast Corp., 4.000%, 3/1/48	92,065
172,000	Meta Platforms, Inc., 4.875%, 11/15/35	172,059
161,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	162,535
168,000	T-Mobile USA, Inc., 3.875%, 4/15/30	165,383
74,000	T-Mobile USA, Inc., 5.750%, 1/15/54	72,883
170,000	Verizon Communications, Inc., 2.987%, 10/30/56	101,622
68,000	Verizon Communications, Inc., 5.875%, 11/30/55	67,379
176,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	171,274
		1,286,767
	Utilities — 2.1%
88,000	Calpine Corp., 144a, 5.000%, 2/1/31	89,380
220,000	CMS Energy Corp., 4.750%, 6/1/50	216,419
178,000	Duke Energy Progress LLC, 4.150%, 12/1/44	148,717
104,000	Edison International, 4.125%, 3/15/28	102,810
62,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	57,976
67,000	Georgia Power Co., 5.950%, 2/1/39	71,238
170,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	105,128
176,000	Oncor Electric Delivery Co. LLC, 144a, 5.800%, 4/1/55	177,703
64,000	PacifiCorp., 5.750%, 4/1/37	64,983
		1,034,354
	Real Estate — 1.6%
212,000	American Tower Corp. REIT, 5.900%, 11/15/33	226,818
181,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	183,691
182,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	177,222
102,000	Store Capital LLC REIT, 2.700%, 12/1/31	90,190
95,000	Store Capital LLC REIT, 4.625%, 3/15/29	94,688
		772,609
	Materials — 0.5%
88,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	90,843
151,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	129,206
		220,049
	Total Corporate Bonds	$17,773,273
	U.S. Treasury Obligations — 27.1%
830,000	U.S. Treasury Bond, 4.250%, 8/15/54	753,744
1,070,000	U.S. Treasury Bond, 4.625%, 11/15/45	1,049,436
1,450,000	U.S. Treasury Bond, 4.750%, 2/15/45	1,447,904
365,000	U.S. Treasury Bond, 4.750%, 8/15/55	360,437
Principal Amount		Market Value
	U.S. Treasury Obligations — 27.1% (Continued)
$1,857,366	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/55	$ 1,765,999
1,970,000	U.S. Treasury Note, 3.750%, 4/15/28	1,980,619
3,050,000	U.S. Treasury Note, 4.000%, 5/31/30	3,091,342
44,000	U.S. Treasury Note, 4.000%, 11/15/35	43,464
2,650,000	U.S. Treasury Note, 4.250%, 8/15/35	2,674,844
	Total U.S. Treasury Obligations	$13,167,789
	U.S. Government Mortgage-Backed Obligations — 9.3%
32,539	FHLMC, Pool #A95946, 4.000%, 1/1/41	31,933
18,048	FHLMC, Pool #A96485, 4.500%, 1/1/41	18,208
6,903	FHLMC, Pool #G03217, 5.500%, 9/1/37	7,168
2,730	FHLMC, Pool #G03781, 6.000%, 1/1/38	2,891
454,916	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	370,215
1,655	FNMA, Pool #561741, 7.500%, 1/1/31	1,703
98,790	FNMA, Pool #725423, 5.500%, 5/1/34	101,604
87,864	FNMA, Pool #725610, 5.500%, 7/1/34	90,144
2,483	FNMA, Pool #889734, 5.500%, 6/1/37	2,597
17,109	FNMA, Pool #AB1149, 5.000%, 6/1/40	17,614
15,999	FNMA, Pool #AB1800, 4.000%, 11/1/40	15,697
27,995	FNMA, Pool #AD3795, 4.500%, 4/1/40	28,253
34,985	FNMA, Pool #AD9150, 5.000%, 8/1/40	36,016
73,330	FNMA, Pool #AD9193, 5.000%, 9/1/40	75,492
47,095	FNMA, Pool #AE0548, 4.500%, 11/1/40	47,462
37,985	FNMA, Pool #AE4429, 4.000%, 10/1/40	37,331
3	FNMA, Pool #AH2666, 4.000%, 1/1/26	3
17	FNMA, Pool #AH3493, 4.000%, 2/1/26	17
61,964	FNMA, Pool #AL0054, 4.500%, 2/1/41	62,434
176,616	FNMA, Pool #AR9195, 3.000%, 3/1/43	163,642
150,811	FNMA, Pool #AT2016, 3.000%, 4/1/43	139,654
119,445	FNMA, Pool #BC1158, 3.500%, 2/1/46	113,016
315,724	FNMA, Pool #CB3606, 3.500%, 5/1/52	293,157
315,343	FNMA, Pool #CB5633, 4.500%, 2/1/53	309,644
317,723	FNMA, Pool #FA2759, 5.500%, 2/1/55	322,431
330,000	FNMA, Pool #FA3851, 5.000%, 12/1/55	331,092
257,489	FNMA, Pool #FM4996, 2.000%, 12/1/50	212,930
127,806	FNMA, Pool #FM5468, 2.500%, 1/1/36	121,740
225,266	FNMA, Pool #FM5682, 2.500%, 1/1/51	194,039
382,745	FNMA, Pool #FS6157, 3.000%, 9/1/52	340,036
67,000	FNMA, Pool #MA1175, 3.000%, 9/1/42	62,102
35,220	FNMA, Pool #MA2177, 4.000%, 2/1/35	34,949
233,699	FNMA, Pool #MA4166, 3.000%, 10/1/40	218,216
322,149	FNMA, Pool #MA4783, 4.000%, 10/1/52	307,383
52,642	GNMA, Pool #4853, 4.000%, 11/20/40	51,481
40,795	GNMA, Pool #4883, 4.500%, 12/20/40	41,140
161,044	GNMA, Pool #5175, 4.500%, 9/20/41	162,346
12,256	GNMA, Pool #736696, 4.500%, 5/15/40	12,213
97,297	GNMA, Pool #AD1745, 3.000%, 2/20/43	87,843
60,946	GNMA, Pool #MA1157, 3.500%, 7/20/43	57,542
	Total U.S. Government Mortgage-Backed Obligations	$4,523,378
	Commercial Mortgage-Backed Securities — 7.7%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	671,563
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	261,688
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	333,108
110,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	115,796
200,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	208,688
65,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	61,286
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	232,700

Touchstone Bond Fund (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 7.7% (Continued)
$ 250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	$ 222,715
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.315%, 10/15/36(A)	206,871
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	345,555
105,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	101,857
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.067%, 11/15/35(A)	336,963
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	354,535
70,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	68,684
220,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Class B, 6.394%, 5/15/58(A)(C)	231,101
	Total Commercial Mortgage-Backed Securities	$3,753,110
	Non-Agency Collateralized Mortgage Obligations — 6.2%
20,877	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.560%, 7/25/43(A)(C)	20,429
87,241	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.475%, 6/25/45(A)(C)	85,711
196,052	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.629%, 10/25/45(A)(C)	188,692
53,013	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.392%, 5/25/43(A)(C)	52,388
137,085	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.878%, 1/25/45(A)(C)	133,277
82,290	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.766%, 12/25/44(A)(C)	79,998
238,524	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	233,598
27	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(C)	27
340,975	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.561%, 2/25/48(A)(C)	315,101
190,200	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	189,578
263,873	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.042%, 1/25/49(A)(C)	244,650
181,928	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(C)	165,473
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	262,751
76,023	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	32,199
27,636	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.536%, 8/25/43(A)(C)	27,078
37,272	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.490%, 5/25/43(A)(C)	36,642
383,906	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.711%, 8/25/48(A)(C)	374,643
347,915	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.711%, 8/25/48(A)(C)	339,520
233,138	Sequoia Mortgage Trust, Ser 2025-S1, Class A4, 144a, 2.500%, 9/25/54(A)(C)	207,826
18,921	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	17,692
	Total Non-Agency Collateralized Mortgage Obligations	$3,007,273
	Agency Collateralized Mortgage Obligations — 3.7%
230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	169,457
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 3.7% (Continued)
$ 725,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	$ 547,360
5,387	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	5,222
149,851	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	142,112
450,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	375,885
675,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	528,298
	Total Agency Collateralized Mortgage Obligations	$1,768,334
	Asset-Backed Securities — 3.1%
175,000	Drive Auto Receivables Trust, Ser 2025-2, Class D, 4.900%, 12/15/32	175,061
81,312	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	80,856
277,500	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	268,627
144,375	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	144,267
289,500	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	286,933
384,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.334%, 10/19/34(A)	382,400
148,088	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	141,797
	Total Asset-Backed Securities	$1,479,941
Shares
Exchange-Traded Fund — 2.9%
36,922	iShares Broad USD High Yield Corporate Bond ETF	1,380,698
Principal Amount
	Sovereign Government Obligations — 0.4%
$ 150,000	Chile Government International Bond, 3.100%, 1/22/61	92,835
103,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	98,640
	Total Sovereign Government Obligations	$191,475
Shares
	Short-Term Investment Funds — 4.7%
1,242,906	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	1,242,906
1,057,589	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	1,057,589
	Total Short-Term Investment Funds	$2,300,495
	Total Investment Securities—101.7% (Cost $50,484,603)	$49,345,766
	Liabilities in Excess of Other Assets — (1.7%)	(824,172)
	Net Assets — 100.0%	$48,521,594
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $3,717.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.

Touchstone Bond Fund (Continued)
Portfolio Abbreviations:
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $9,793,958 or 20.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$17,773,273	$—	$17,773,273
U.S. Treasury Obligations	—	13,167,789	—	13,167,789
U.S. Government Mortgage-Backed Obligations	—	4,523,378	—	4,523,378
Commercial Mortgage-Backed Securities	—	3,753,110	—	3,753,110
Non-Agency Collateralized Mortgage Obligations	—	3,007,273	—	3,007,273
Agency Collateralized Mortgage Obligations	—	1,768,334	—	1,768,334
Asset-Backed Securities	—	1,479,941	—	1,479,941
Exchange-Traded Fund	1,380,698	—	—	1,380,698
Sovereign Government Obligations	—	191,475	—	191,475
Short-Term Investment Funds	2,300,495	—	—	2,300,495
Total	$3,681,193	$45,664,573	$—	$49,345,766
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Common Stock Fund – December 31, 2025
Shares		Market Value
	Common Stocks — 99.9%
	Information Technology — 34.1%
54,282	Apple, Inc.	$ 14,757,104
13,071	Applied Materials, Inc.	3,359,116
42,011	Microsoft Corp.	20,317,360
71,506	NVIDIA Corp.	13,335,869
20,283	Oracle Corp.	3,953,360
16,359	Salesforce, Inc.	4,333,663
16,388	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	4,980,149
17,519	Texas Instruments, Inc.	3,039,371
10,934	Workday, Inc. - Class A*	2,348,405
		70,424,397
	Communication Services — 17.0%
54,548	Alphabet, Inc. - Class C	17,117,162
63,376	Comcast Corp. - Class A	1,894,309
19,961	Meta Platforms, Inc. - Class A	13,176,056
10,280	Netflix, Inc.*	963,853
16,278	Walt Disney Co. (The)	1,851,948
		35,003,328
	Financials — 14.1%
111,550	Bank of America Corp.	6,135,250
5,205	Berkshire Hathaway, Inc. - Class B*	2,616,293
46,323	Charles Schwab Corp. (The)	4,628,131
3,765	Goldman Sachs Group, Inc. (The)	3,309,435
6,428	LPL Financial Holdings, Inc.	2,295,889
1,994	Markel Group, Inc.*	4,286,402
16,711	Visa, Inc. - Class A	5,860,715
		29,132,115
	Health Care — 10.1%
17,676	Becton Dickinson & Co.	3,430,381
20,439	BioMarin Pharmaceutical, Inc.*	1,214,690
50,911	Bristol-Myers Squibb Co.	2,746,139
3,967	HCA Healthcare, Inc.	1,852,034
21,680	Johnson & Johnson	4,486,676
44,417	Medtronic PLC	4,266,697
8,908	UnitedHealth Group, Inc.	2,940,620
		20,937,237
	Consumer Discretionary — 9.1%
25,609	Airbnb, Inc. - Class A*	3,475,654
54,756	Amazon.com, Inc.*	12,638,780
26,079	Las Vegas Sands Corp.	1,697,482
11,549	Starbucks Corp.	972,541
		18,784,457
	Industrials — 6.9%
19,263	Boeing Co. (The)*	4,182,383
4,670	Deere & Co.	2,174,212
3,859	Hubbell, Inc.	1,713,821
Shares		Market Value
	Common Stocks — 99.9% (Continued)
	Industrials — 6.9% (Continued)
33,072	SS&C Technologies Holdings, Inc.	$ 2,891,154
21,573	Stanley Black & Decker, Inc.	1,602,442
20,834	Uber Technologies, Inc.*	1,702,346
		14,266,358
	Consumer Staples — 4.0%
11,277	Diageo PLC (United Kingdom) ADR	972,867
28,537	Monster Beverage Corp.*	2,187,931
31,267	Philip Morris International, Inc.	5,015,227
		8,176,025
	Energy — 2.3%
39,648	Exxon Mobil Corp.	4,771,240
	Real Estate — 1.6%
10,065	Jones Lang LaSalle, Inc.*	3,386,571
	Materials — 0.7%
22,409	International Flavors & Fragrances, Inc.	1,510,143
	Total Common Stocks	$206,391,871
	Short-Term Investment Fund — 0.2%
487,852	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	487,852
	Total Investment Securities—100.1% (Cost $83,461,935)	$206,879,723
	Liabilities in Excess of Other Assets — (0.1%)	(277,367)
	Net Assets — 100.0%	$206,602,356
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$206,391,871	$—	$—	$206,391,871
Short-Term Investment Fund	487,852	—	—	487,852
Total	$206,879,723	$—	$—	$206,879,723
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – December 31, 2025
Shares		Market Value
	Common Stocks — 99.9%
	Health Care — 20.9%
10,690	Bio-Techne Corp.	$ 628,679
70,292	Certara, Inc.*	619,273
1,668	Chemed Corp.	713,671
14,682	Doximity, Inc. - Class A*	650,119
8,473	Encompass Health Corp.	899,324
5,247	Ensign Group, Inc. (The)	914,027
10,442	Globus Medical, Inc. - Class A*	911,691
22,857	Haemonetics Corp.*	1,831,989
17,274	LivaNova PLC*	1,062,869
10,407	Merit Medical Systems, Inc.*	917,273
43,785	Option Care Health, Inc.*	1,394,990
56,949	Progyny, Inc.*	1,462,450
20,640	Waystar Holding Corp.*	675,960
		12,682,315
	Information Technology — 20.5%
2,782	Advanced Energy Industries, Inc.	582,468
29,100	Box, Inc. - Class A*	870,381
111,329	CCC Intelligent Solutions Holdings, Inc.*	885,066
3,990	Ciena Corp.*	933,141
5,167	CommVault Systems, Inc.*	647,735
63,276	DoubleVerify Holdings, Inc.*	723,878
19,547	Kulicke & Soffa Industries, Inc. (Singapore)	890,561
48,254	LiveRamp Holdings, Inc.*	1,417,220
5,362	Onto Innovation, Inc.*	846,445
8,470	Q2 Holdings, Inc.*	611,195
6,790	Qualys, Inc.*	902,391
41,574	RingCentral, Inc. - Class A*	1,200,657
7,409	SPS Commerce, Inc.*	660,364
7,274	Tower Semiconductor Ltd. (Israel)*	854,113
22,120	Zeta Global Holdings Corp. - Class A*	450,142
		12,475,757
	Industrials — 17.2%
1,310	CACI International, Inc. - Class A*	697,981
2,959	Clean Harbors, Inc.*	693,826
3,288	Crane Co.	606,406
1,210	Curtiss-Wright Corp.	667,037
4,518	ESCO Technologies, Inc.	882,772
22,025	ExlService Holdings, Inc.*	934,741
7,980	Federal Signal Corp.	866,548
9,200	Franklin Electric Co., Inc.	878,876
9,472	Hexcel Corp.	699,981
4,101	ITT, Inc.	711,565
14,902	KBR, Inc.	599,060
11,107	MAXIMUS, Inc.	958,756
6,755	Nextpower, Inc. - Class A*	588,428
13,643	Zurn Elkay Water Solutions Corp.	634,263
		10,420,240
	Consumer Discretionary — 14.5%
10,288	Champion Homes, Inc.*	869,336
7,170	Crocs, Inc.*	613,178
14,684	Frontdoor, Inc.*	847,120
5,040	Grand Canyon Education, Inc.*	838,202
7,170	LCI Industries	870,008
21,573	Malibu Boats, Inc. - Class A*	608,574
8,980	PVH Corp.	601,840
14,416	Steven Madden Ltd.	600,282
11,908	Stride, Inc.*	773,187
4,698	Texas Roadhouse, Inc.	779,868
Shares		Market Value
	Common Stocks — 99.9% (Continued)
	Consumer Discretionary — 14.5% (Continued)
1,664	TopBuild Corp.*	$ 694,204
16,675	YETI Holdings, Inc.*	736,535
		8,832,334
	Financials — 9.6%
14,550	Ameris Bancorp	1,080,629
19,811	Atlantic Union Bankshares Corp.	699,328
2,536	Evercore, Inc. - Class A	862,874
67,067	FNB Corp.	1,146,846
22,880	Home BancShares, Inc.	635,606
7,094	SouthState Bank Corp.	667,616
11,325	Webster Financial Corp.	712,796
		5,805,695
	Energy — 6.1%
19,877	Cactus, Inc. - Class A	907,981
3,510	Gulfport Energy Corp.*	730,045
15,580	HF Sinclair Corp.	717,926
27,960	Oceaneering International, Inc.*	671,879
12,970	Tidewater, Inc.*	655,115
		3,682,946
	Real Estate — 6.0%
12,534	Agree Realty Corp. REIT	902,824
6,374	Colliers International Group, Inc. (Canada)	937,042
32,087	COPT Defense Properties REIT	892,019
24,498	STAG Industrial, Inc. REIT	900,546
		3,632,431
	Communication Services — 3.0%
32,260	Cargurus, Inc.*	1,237,171
17,149	Ziff Davis, Inc.*	602,787
		1,839,958
	Materials — 2.1%
3,011	Eagle Materials, Inc.	622,313
16,071	Silgan Holdings, Inc.†	648,786
		1,271,099
	Total Common Stocks	$60,642,775
	Short-Term Investment Funds — 1.3%
124,678	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	124,678
633,581	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	633,581
	Total Short-Term Investment Funds	$758,259
	Total Investment Securities—101.2% (Cost $42,919,167)	$61,401,034
	Liabilities in Excess of Other Assets — (1.2%)	(700,378)
	Net Assets — 100.0%	$60,700,656
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $616,329.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$60,642,775	$—	$—	$60,642,775
Short-Term Investment Funds	758,259	—	—	758,259
Total	$61,401,034	$—	$—	$61,401,034
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
December 31, 2025
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Assets
Investments, at cost	$32,786,049	$50,484,603	$83,461,935	$42,919,167
Investments, at market value *	$47,978,974	$49,345,766	$206,879,723	$61,401,034
Cash	2,694	—	18,560	—
Dividends and interest receivable	148,674	392,062	123,339	27,396
Receivable for capital shares sold	—	—	—	18,968
Receivable for securities lending income	77	65	—	170
Total Assets	48,130,419	49,737,893	207,021,622	61,447,568

Liabilities
Payable for return of collateral for securities on loan	667,946	1,057,589	—	633,581
Payable for capital shares redeemed	31,481	62,209	111,357	22,117
Payable to Investment Adviser	14,260	2,593	91,280	21,186
Payable to other affiliates	8,239	10,658	94,052	9,746
Payable to Trustees	15,247	15,247	15,247	15,247
Payable for professional services	26,102	29,201	25,374	23,663
Payable for reports to shareholders	6,058	9,019	10,076	8,084
Payable for transfer agent services	14,446	14,697	67,474	9,090
Other accrued expenses and liabilities	10,130	15,086	4,406	4,198
Total Liabilities	793,909	1,216,299	419,266	746,912
Net Assets	$47,336,510	$48,521,594	$206,602,356	$60,700,656
Net assets consist of:
Paid-in capital	28,922,327	60,987,670	56,416,574	36,584,207
Distributable earnings (deficit)	18,414,183	(12,466,076)	150,185,782	24,116,449
Net Assets	$47,336,510	$48,521,594	$206,602,356	$60,700,656
Pricing of Class SC Shares
Net assets applicable to Class SC Shares	$30,645,368	$18,683,363	$77,992,741	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,161,484	2,144,250	6,106,956	—
Net asset value, offering price and redemption price per share	$14.18	$8.71	$12.77	$—
Pricing of Class I Shares
Net assets applicable to Class I Shares	$16,691,142	$29,838,231	$128,609,615	$60,700,656
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,176,858	3,405,009	9,959,840	4,279,221
Net asset value, offering price and redemption price per share	$14.18	$8.76	$12.91	$14.18
*Includes market value of securities on loan of:	$446,384	$3,717	$—	$616,329
See accompanying Notes to Financial Statements.

Statements of Operations For the Year Ended December 31, 2025
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Investment Income
Dividends*	$382,644	$59,143	$2,240,221	$490,236
Interest	773,735	2,203,344	—	—
Income from securities loaned	253	386	24	530
Total Investment Income	1,156,632	2,262,873	2,240,245	490,766
Expenses
Investment advisory fees	261,483	186,273	1,008,928	295,887
Administration fees	63,456	65,439	270,011	78,972
Compliance fees and expenses	3,927	3,927	3,927	3,927
Custody fees	38,534	44,422	5,975	8,930
Professional fees	33,819	37,114	45,477	29,631
Transfer Agent fees, Class SC	13,711	2,297	26,441	—
Transfer Agent fees, Class I	5,551	29,835	88,670	24,442
Reports to Shareholders, Class SC	6,482	5,943	5,934	—
Reports to Shareholders, Class I	10,155	13,270	11,265	16,934
Shareholder servicing fees, Class SC	78,582	13,298	144,448	—
Trustee fees	31,838	31,838	31,838	31,838
Other expenses	30,182	44,173	23,720	19,417
Total Expenses	577,720	477,829	1,666,634	509,978
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(202,177)	(121,849)	(44,783)	(59,983)
Net Expenses	375,543	355,980	1,621,851	449,995
Net Investment Income (Loss)	781,089	1,906,893	618,394	40,771
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	2,545,427	(138,678)	26,166,990	6,456,677
Net realized gains on futures contracts	—	112,993	—	—
Net realized gains on swap agreements	—	6,255	—	—
Net realized losses on foreign currency transactions	—	—	(104)	(13)
Net change in unrealized appreciation (depreciation) on investments	2,907,946	1,651,601	6,691,211	(894,889)
Net change in unrealized appreciation (depreciation) on futures contracts	—	28,797	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	—	15,140	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	97	12
Net Realized and Unrealized Gains (Losses) on Investments	5,453,373	1,676,108	32,858,194	5,561,787
Change in Net Assets Resulting from Operations	$6,234,462	$3,583,001	$33,476,588	$5,602,558
*Net of foreign tax withholding of:	$1,946	$567	$10,558	$264
(A)	See Note 4 in Notes to Financial Statements.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Bond Fund		Touchstone Common Stock Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
From Operations
Net investment income	$781,089	$823,477	$1,906,893	$1,971,639	$618,394	$913,552
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	2,545,427	2,189,535	(19,430)	(1,681,484)	26,166,886	28,518,047
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	2,907,946	3,467,435	1,695,538	857,518	6,691,308	11,758,956
Change in Net Assets from Operations	6,234,462	6,480,447	3,583,001	1,147,673	33,476,588	41,190,555

Distributions to Shareholders:
Distributed earnings, Class SC	(1,377,169)	(591,419)	(700,004)	(939,026)	(11,063,029)	(5,691,302)
Distributed earnings, Class I	(740,496)	(285,684)	(1,203,573)	(1,548,160)	(18,353,210)	(9,664,630)
Total Distributions	(2,117,665)	(877,103)	(1,903,577)	(2,487,186)	(29,416,239)	(15,355,932)

Share Transactions Class SC
Proceeds from Shares issued	395,245	408,352	1,669,565	1,751,415	501,316	277,856
Reinvestment of distributions	1,377,169	591,419	700,004	939,026	11,063,028	5,691,302
Cost of Shares redeemed	(6,998,498)	(6,033,221)	(2,822,407)	(3,794,866)	(12,313,911)	(12,248,252)
Change in Net Assets from Class SC Share Transactions	(5,226,084)	(5,033,450)	(452,838)	(1,104,425)	(749,567)	(6,279,094)

Share Transactions Class I
Proceeds from Shares issued	662,196	1,026,074	3,066,314	2,344,586	1,378,330	2,641,467
Reinvestment of distributions	740,497	285,684	1,203,573	1,548,159	18,353,211	9,664,629
Cost of Shares redeemed	(2,320,874)	(3,372,110)	(4,192,113)	(7,181,634)	(22,867,451)	(34,622,822)
Change in Net Assets from Class I Share Transactions	(918,181)	(2,060,352)	77,774	(3,288,889)	(3,135,910)	(22,316,726)
Change in Net Assets from Share Transactions	(6,144,265)	(7,093,802)	(375,064)	(4,393,314)	(3,885,477)	(28,595,820)

Total Increase (Decrease) in Net Assets	(2,027,468)	(1,490,458)	1,304,360	(5,732,827)	174,872	(2,761,197)

Net Assets
Beginning of period	49,363,978	50,854,436	47,217,234	52,950,061	206,427,484	209,188,681
End of period	$47,336,510	$49,363,978	$48,521,594	$47,217,234	$206,602,356	$206,427,484

Share Transactions Class SC
Shares issued	29,066	32,663	193,829	201,204	38,720	22,223
Shares reinvested	96,043	45,389	80,276	111,259	865,542	433,112
Shares redeemed	(515,064)	(482,028)	(321,353)	(424,094)	(914,298)	(979,238)
Change in Class SC Shares Outstanding	(389,955)	(403,976)	(47,248)	(111,631)	(10,036)	(523,903)

Share Transactions Class I
Shares issued	47,030	79,499	352,337	263,970	102,007	210,834
Shares reinvested	51,642	21,925	137,237	182,351	1,418,136	728,506
Shares redeemed	(169,688)	(267,270)	(474,501)	(806,631)	(1,681,854)	(2,728,474)
Change in Class I Shares Outstanding	(71,016)	(165,846)	15,073	(360,310)	(161,711)	(1,789,134)
Change in Shares Outstanding	(460,971)	(569,822)	(32,175)	(471,941)	(171,747)	(2,313,037)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Company Fund
For the Year Ended December 31, 2025	For the Year Ended December 31, 2024

$40,771	$122,150
6,456,664	8,113,603
(894,877)	182,425
5,602,558	8,418,178

—	—
(8,044,805)	(2,406,267)
(8,044,805)	(2,406,267)

—	—
—	—
—	—
—	—

1,554,941	1,499,676
8,044,805	2,406,267
(10,434,661)	(9,913,604)
(834,915)	(6,007,661)
(834,915)	(6,007,661)

(3,277,162)	4,250

63,977,818	63,973,568
$60,700,656	$63,977,818

—	—
—	—
—	—
—	—

105,636	104,199
551,166	153,789
(690,783)	(677,932)
(33,981)	(419,944)
(33,981)	(419,944)

Financial Highlights
Touchstone Balanced Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/21(3)	$14.67(4)	$0.05	$1.18	$1.23	$(0.03)	$ (0.17)	$(0.20)	$15.70	8.45%(5)	$52,471	0.79%(6)	1.13%(6)	0.46%(6)	132%(7)
12/31/22	15.70	0.14	(2.60)	(2.46)	(0.05)	(3.25)	(3.30)	9.94	(15.95)	39,940	0.79	1.23	1.03	61
12/31/23	9.94	0.18	1.67	1.85	(0.15)	—	(0.15)	11.64	18.57	34,400	0.79	1.24	1.66	49
12/31/24	11.64	0.20	1.39	1.59	(0.24)	—	(0.24)	12.99	13.62	33,149	0.79	1.25	1.62	81
12/31/25	12.99	0.22	1.62	1.84	(0.27)	(0.38)	(0.65)	14.18	14.18	30,645	0.79	1.29	1.64	77
Class I
12/31/21	$13.59	$0.07	$2.24	$2.31	$(0.03)	$ (0.17)	$(0.20)	$15.70	17.07%	$19,771	0.81%	1.05%	0.48%	132%(7)
12/31/22	15.70	0.14	(2.60)	(2.46)	(0.05)	(3.25)	(3.30)	9.94	(15.97)	15,050	0.79	0.96	1.03	61
12/31/23	9.94	0.18	1.67	1.85	(0.15)	—	(0.15)	11.64	18.61	16,454	0.79	0.99	1.66	49
12/31/24	11.64	0.20	1.38	1.58	(0.23)	—	(0.23)	12.99	13.59	16,215	0.79	1.06	1.62	81
12/31/25	12.99	0.22	1.62	1.84	(0.27)	(0.38)	(0.65)	14.18	14.16	16,691	0.79	1.07	1.64	77
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(3)	Represents the period from commencement of operations (April 13, 2021) through December 31, 2021.
(4)	Net asset value at the beginning of period is based on the net asset value of Class I shares on April 13, 2021.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover excludes the purchases and sales of securities of the Aggressive ETF Fund, the Conservative ETF Fund and the Moderate ETF Fund acquired on April 16, 2021. If these transactions were included, portfolio turnover would have been higher.
Touchstone Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/21	$10.79	$0.16	$(0.30)	$(0.14)	$(0.25)	$ (0.06)	$(0.31)	$10.34	(1.30)%	$65,530	0.79%	0.79%	1.47%	142%
12/31/22	10.34	0.23	(1.67)	(1.44)	(0.17)	(0.07)	(0.24)	8.66	(13.90)	54,930	0.78	0.78	2.49	163
12/31/23	8.66	0.31(2)	0.19	0.50	(0.44)	—	(0.44)	8.72	5.77	20,072	0.81	0.81	3.51	138
12/31/24	8.72	0.32(2)	(0.16)	0.16	(0.45)	—	(0.45)	8.43	1.96	18,476	0.91	0.95	3.66	181
12/31/25	8.43	0.32(2)	0.30	0.62	(0.34)	—	(0.34)	8.71	7.34	18,683	0.91	0.96	3.71	212
Class I
12/31/21	$10.81	$0.12	$(0.25)	$(0.13)	$(0.26)	$ (0.06)	$(0.32)	$10.36	(1.21)%	$41,221	0.67%	0.77%	1.60%	142%
12/31/22	10.36	0.28	(1.72)	(1.44)	(0.19)	(0.07)	(0.26)	8.66	(13.85)	32,670	0.67	0.76	2.60	163
12/31/23	8.66	0.33(2)	0.20	0.53	(0.42)	—	(0.42)	8.77	6.07	32,878	0.61	0.87	3.72	138
12/31/24	8.77	0.35(2)	(0.16)	0.19	(0.48)	—	(0.48)	8.48	2.19	28,741	0.61	0.95	3.96	181
12/31/25	8.48	0.35(2)	0.30	0.65	(0.37)	—	(0.37)	8.76	7.63	29,838	0.61	0.99	4.01	212
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Common Stock Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/21	$10.98	$0.01	$3.01	$3.02	$(0.05)	$ (0.44)	$(0.49)	$13.51	27.57%	$93,121	0.91%	0.91%	0.16%	6%
12/31/22	13.51	0.04	(2.42)	(2.38)	(0.02)	(1.60)	(1.62)	9.51	(17.79)	68,199	0.91	0.91	0.35	7
12/31/23	9.51	0.04	2.46	2.50	(0.07)	(0.73)	(0.80)	11.21	26.35	74,476	0.95	0.95	0.42	4
12/31/24	11.21	0.04(2)	2.37	2.41	(0.05)	(0.93)	(0.98)	12.64	21.26	77,314	0.92	0.92	0.31	9
12/31/25	12.64	0.02(2)	2.20	2.22	(0.04)	(2.05)	(2.09)	12.77	17.65	77,993	0.92	0.92	0.19	5
Class I
12/31/21	$11.01	$0.06	$3.00	$3.06	$(0.07)	$ (0.44)	$(0.51)	$13.56	27.85%	$164,195	0.73%	0.76%	0.34%	6%
12/31/22	13.56	0.05	(2.42)	(2.37)	(0.04)	(1.60)	(1.64)	9.55	(17.66)	120,406	0.73	0.77	0.53	7
12/31/23	9.55	0.08	2.46	2.54	(0.05)	(0.73)	(0.78)	11.31	26.66	134,712	0.73	0.79	0.64	4
12/31/24	11.31	0.06(2)	2.40	2.46	(0.08)	(0.93)	(1.01)	12.76	21.48	129,113	0.73	0.78	0.50	9
12/31/25	12.76	0.05(2)	2.22	2.27	(0.07)	(2.05)	(2.12)	12.91	17.83	128,610	0.73	0.77	0.38	5
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
Touchstone Small Company Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class I
12/31/21	$15.71	$—(2)(3)	$3.79	$3.79	$(0.01)	$ (0.36)	$(0.37)	$19.13	24.18%	$75,241	0.76%	0.79%	0.01%	67%
12/31/22	19.13	0.03	(2.73)	(2.70)	(—)(2)	(4.76)	(4.76)	11.67	(14.44)	59,221	0.76	0.80	0.23	75
12/31/23	11.67	0.06	1.88	1.94	(0.03)	(0.06)	(0.09)	13.52	16.60	63,974	0.76	0.85	0.43	65
12/31/24	13.52	0.03(3)	1.85	1.88	(0.06)	(0.51)	(0.57)	14.83	13.70	63,978	0.76	0.85	0.19	59
12/31/25	14.83	0.01(3)	1.49	1.50	(0.03)	(2.12)	(2.15)	14.18	9.72	60,701	0.76	0.86	0.07	49
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Less than $0.005 per share.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
December 31, 2025
1. Organization
The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 7, 1994. The Trust consists of the following four funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Bond Fund ("Bond Fund”)
Touchstone Common Stock Fund ("Common Stock Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Each Fund is diversified with the exception of the Common Stock Fund which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of December 31, 2025, the following affiliates of Touchstone Advisors, Inc. (the “Adviser”) were invested in the Funds: separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.
The Balanced Fund, Bond Fund and Common Stock Fund offer Class SC shares and Class I shares. The Small Company Fund offers Class I shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the year ended December 31, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Notes to Financial Statements (Continued)
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Collateralized Loan Obligations — The Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Futures Contracts — The Balanced Fund and Bond Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a

Notes to Financial Statements (Continued)
change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Balanced Fund and Bond Fund may enter into swap transactions to help enhance the value of their portfolio or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and

Notes to Financial Statements (Continued)
economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund and Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of December 31, 2025, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the effect of the Bond Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the year ended December 31, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Bond Fund	Futures - Interest Rate Contracts(1)	$112,993	$28,797
	Swap Agreements - Credit Contracts(2)	6,255	15,140
(1)	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized gains on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
For the year ended December 31, 2025, the average quarterly notional value of outstanding derivative financial instruments for the Bond Fund was as follows:
Bond Fund
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$404,000

Notes to Financial Statements (Continued)
Bond Fund
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	$8,496,744
Futures Contracts (short) - Notional Value	1,262,825
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of December 31, 2025, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Balanced Fund	Exchange-Traded Funds	$446,384	$667,946	$221,562
Bond Fund	Corporate Bonds	3,717	1,057,589	1,053,872
Small Company Fund	Common Stocks	616,329	633,581	17,252
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security, or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds' policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Each Fund makes

Notes to Financial Statements (Continued)
distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Strategic Trust and Touchstone Funds Group Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Income Taxes —The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund's financial position or the results of its operations. No additional disclosures were required as the amounts subject to the new disclosure requirements were not material to the Funds.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended December 31, 2025:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Purchases of investment securities	$5,547,564	$10,848,075	$10,599,026	$29,066,482
Proceeds from sales and maturities	$11,338,607	$16,131,388	$43,413,452	$37,988,564
For the year ended December 31, 2025, purchases and proceeds from sales and maturities in U.S. Government Securities were $30,787,256 and $32,713,130, respectively, for the Balanced Fund, and $88,731,821 and $83,824,245, respectively, for the Bond Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the year ended December 31, 2025.

Notes to Financial Statements (Continued)
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are  also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern.
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $127,352 for the Funds’ Board for the year ended December 31, 2025.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on all assets
Bond Fund	0.38% on the first $200 million 0.30% on such assets over $200 million
Common Stock Fund Small Company Fund	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on such assets over $500 million
The Adviser has entered into investment sub-advisory agreements with Fort Washington Investment Advisors, Inc. (the “Sub-Adviser”), an affiliate of the Adviser and wholly-owned subsidiary of Western & Southern. The Adviser pays sub-advisory fees to the Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class SC	Class I	Termination Date
Balanced Fund	0.79%	0.79%	April 29, 2026
Bond Fund	0.91%	0.61%	April 29, 2026
Common Stock Fund	1.06%	0.73%	April 29, 2026
Small Company Fund	—	0.76%	April 29, 2026
The Expense Limitation Agreement can be terminated, with respect to each Fund, by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds' shareholders.
During the year ended December 31, 2025, the Adviser or its affiliates waived investment advisory fees, administration fees or shareholder servicing fees and other operating expenses of the Funds as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Shareholder Servicing Fees and Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$63,456	$138,721	$202,177
Bond Fund	—	40,079	81,770	121,849
Common Stock Fund	—	—	44,783	44,783
Small Company Fund	—	18,607	41,376	59,983

Notes to Financial Statements (Continued)
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of December 31, 2025, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2026	Expires on or before December 31, 2027	Expires on or before December 31, 2028	Total
Balanced Fund	$199,661	$202,625	$202,177	$604,463
Bond Fund	83,506	114,503	121,849	319,858
Common Stock Fund	82,999	73,694	44,783	201,476
Small Company Fund	54,619	56,733	59,983	171,335
The Adviser did not recoup any amounts it previously waived or reimbursed during the year ended December 31, 2025.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION
The Trust has adopted a Shareholder Services Plan under which Class SC shares of each Fund may directly or indirectly bear expenses for shareholder services provided. Each Fund offering Class SC shares will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.

Notes to Financial Statements (Continued)
DISTRIBUTION AGREEMENT
The Distributor acts as exclusive agent for the distribution of the Funds’ shares. The Distributor receives no compensation under this agreement.
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the year ended December 31, 2025, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the year ended December 31, 2025, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense(1)
Common Stock Fund	$ 22,215	4.68%	$ 1,056
Small Company Fund	$ 5,704	4.92%	$ 285
(1)	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended December 31, 2025 and December 31, 2024 were as follows:
	Balanced Fund		Bond Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
From ordinary income	$877,102	$877,103	$1,903,577	$2,487,186
From long-term capital gains	1,240,563	—	—	—
Total distributions	$2,117,665	$877,103	$1,903,577	$2,487,186
	Common Stock Fund		Small Company Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
From ordinary income	$935,342	$1,131,184	$1,769,919	$268,968
From long-term capital gains	28,480,897	14,224,748	6,274,886	2,137,299
Total distributions	$29,416,239	$15,355,932	$8,044,805	$2,406,267

Notes to Financial Statements (Continued)
The following information is computed on a tax basis for each item as of December 31, 2025:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Tax cost of portfolio investments	$32,822,344	$50,575,692	$83,479,047	$43,881,329
Gross unrealized appreciation on investments	16,120,954	416,616	126,138,107	19,697,281
Gross unrealized depreciation on investments	(964,324)	(1,646,542)	(2,737,431)	(2,177,576)
Net unrealized appreciation (depreciation) on investments	15,156,630	(1,229,926)	123,400,676	17,519,705
Capital loss carryforwards	—	(13,107,527)	—	—
Undistributed ordinary income	762,319	1,904,224	619,852	1,152,218
Undistributed capital gains	2,495,234	—	26,165,254	5,444,526
Other temporary differences	—	(32,847)	—	—
Accumulated earnings (deficit)	$18,414,183	$(12,466,076)	$150,185,782	$24,116,449
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of December 31, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Bond Fund	$ 1,825,453	$ 11,282,074	$ 13,107,527
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic,

Notes to Financial Statements (Continued)
political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Touchstone Variable Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Touchstone Variable Series Trust (the “Trust”) (comprising the Touchstone Balanced Fund, Touchstone Bond Fund, Touchstone Common Stock Fund and Touchstone Small Company Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Touchstone Variable Series Trust at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Touchstone Investments’ investment companies since 1999.
Cincinnati, Ohio
February 13, 2026

Other Items (Unaudited)
Dividend Received Deduction
For corporate shareholders, the following ordinary distributions paid during the fiscal year ended December 31, 2025 qualify for the corporate dividends received deduction. The Funds intend to pass through the maximum allowable percentage.
Balanced Fund	37.26%
Common Stock Fund	100.00%
Small Company Fund	27.95%
For the fiscal year ended December 31, 2025, the Funds designated long-term capital gains as follows:
Balanced Fund	$ 1,240,563
Common Stock Fund	$ 28,480,897
Small Company Fund	$ 6,274,886
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 20, 2025, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Variable Series Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Adviser with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Adviser and the Sub-Adviser.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Adviser’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Adviser’s and Sub-Adviser’s personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Adviser Services. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures. The quality of

Other Items (Unaudited) (Continued)
administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of the Sub-Adviser, an affiliate of the Adviser, and the Adviser’s timeliness in responding to performance issues. The Board considered the Adviser’s process for monitoring the Sub-Adviser, which includes an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Adviser conducts periodic due diligence of the Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Adviser provides to the Funds. The Board noted that the Adviser’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence reviews of the Sub-Adviser are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the Sub-Adviser) and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board noted that the Adviser had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit each Fund’s net operating expenses. The Board also noted that the Adviser pays the Sub-Adviser’s sub-advisory fees out of the advisory fees the Adviser receives from the Funds. The Board reviewed the profitability of the Adviser’s relationship with the Funds both before and after-tax expenses, and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed. The Board also noted that the Adviser derives benefits to its reputation and other benefits from its association with the Funds. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits, including those relating to dividend received deductions.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2025 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Adviser had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser. In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Balanced Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2025 was in the 3rd quintile of its peer group, while the Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2025 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended

Other Items (Unaudited) (Continued)
September 30, 2025 was in the 2nd quintile of its peer group, while the Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2025 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Common Stock Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2025 was in the 2nd quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2025 was in the 1st quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2025 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Small Company Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2025 was in the 2nd quintile of its peer group, while the Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2025 was in the 1st quintile. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for all but one of the Funds contain breakpoints that would reduce the advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the appropriateness of adding breakpoints with respect to the one Fund that currently did not have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the one Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by a Fund was reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Adviser, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Adviser and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In approving the applicable Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Adviser’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Adviser regarding the services provided by the Sub-Adviser, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Adviser with the Adviser, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Adviser to discuss its respective performance and investment processes and strategies. The Board considered the Sub-Adviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Adviser’s brokerage practices.

Other Items (Unaudited) (Continued)
Sub-Adviser’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of the Sub-Adviser and any indirect benefits derived by the Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Funds. In considering the profitability to the Sub-Adviser of its relationship with the Funds, the Board noted the undertaking of the Adviser to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Adviser out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Adviser of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Adviser’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all but one of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.
Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Adviser and that the Adviser pays the sub-advisory fee to the Sub-Adviser out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Adviser to fees charged by the Sub-Adviser to manage comparable institutional separate accounts, as applicable. The Board considered the amount retained by the Adviser and the sub-advisory fee paid to the Sub-Adviser with respect to the various services provided by the Adviser and the Sub-Adviser. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Balanced Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Common Stock Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Small Company Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2025 as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Adviser. The Board was mindful of the Adviser’s ongoing monitoring of the Sub-Adviser’s performance and the measures undertaken by the Adviser to address any underperformance.
Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each applicable Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered; and (e) the Sub-Adviser’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each applicable Fund was in the best interests of the Fund and its shareholders.

TVST-AR-NCSR-2512

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	3/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	3/2/2026

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date:	3/2/2026